Note 4 - Federal Income Taxes (Details) - Reconciliation of Income Tax Rate	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Income Tax Rate [Abstract]
Statutory federal income tax rate	34.00%	34.00%
Small life insurance company deduction	(19.20%)	(2.50%)
Dividends-received deduction	(2.70%)	(1.40%)
Defined contribution plan dividend	(2.30%)	(1.30%)
Nondeductible COLI expense	(16.30%)	(7.20%)
Nontaxable COLI life insurance proceeds	(7.70%)	(2.80%)
Nondeductible travel & meals expense	2.50%	1.30%
True-up of provision to actual	1.70%	4.40%
Other	(4.70%)	0.80%
Effective income tax rate	(14.70%)	25.30%